Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Currency risk [member]
Disclosure of detailed information about investment property [line items]
Risk exposure associated with instruments	$ 0
Other price risk [member]
Disclosure of detailed information about investment property [line items]
Risk exposure associated with instruments	$ 0
Bottom of range [member] | Time deposits denominated with a contractual maturity of less than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	0.27%	2.00%
Bottom of range [member] | Time deposits with a contractual maturity of more than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	1.20%	3.25%
Top of range [member] | Time deposits denominated with a contractual maturity of less than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	4.38%	3.75%
Top of range [member] | Time deposits with a contractual maturity of more than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	4.25%	4.38%
Bottom of range Bonds with semiannual interest payment [member]
Disclosure of detailed information about investment property [line items]
Semiannual interest payment, interest rates	0.21%	2.06%
Top of range Bonds with semiannual interest payment [member]
Disclosure of detailed information about investment property [line items]
Semiannual interest payment, interest rates	3.32%	3.32%